CONTINGENTLY REDEEMABLE ORDINARY SHARES	12 Months Ended
Dec. 31, 2022
CONTINGENTLY REDEEMABLE ORDINARY SHARES
CONTINGENTLY REDEEMABLE ORDINARY SHARES

12. CONTINGENTLY REDEEMABLE ORDINARY SHARES

On December 6, 2019, the Group issued 11,318,619 contingently redeemable ordinary shares with preferential rights (the “Contingently Redeemable Ordinary Shares”) to a third-party investor (the “Investor Shareholder”), of which RMB120,000 thousand and RMB40,000 thousand were received on December 6, 2019 and May 18, 2020, respectively. The Company chose to recognize changes in the redemption value immediately as they occur and adjusted the carrying amount of the Contingently Redeemable Ordinary Shares to equal the redemption value at the end of each reporting period. An accretion charge of RMB10,792 thousand was recorded as an increase to the net loss attributable to ordinary shareholders for the year ended December 31, 2020. All of the Contingently Redeemable Ordinary Shares were converted to 11,318,619 Class A ordinary shares upon the completion of the Company’s IPO in October 2020 (Note 13).